UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act File number 811-6349

Name of Fund: BlackRock Latin America Fund, Inc.

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, BlackRock Latin America Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 11/30/2006

Date of reporting period: 06/01/2006 - 08/31/2006

Item 1 - Schedule of Investments

BlackRock Latin America Fund, Inc.
Consolidated Schedule of Investments as of August 31, 2006     (in U.S. dollars)

                                                   Shares
Country           Industry                           Held  Common Stocks                                             Value
------------------------------------------------------------------------------------------------------------------------------
Argentina - 4.5%  Commercial Banks - 0.2%          34,500  Banco Macro Bansud SA (a)                             $     705,525
                  ------------------------------------------------------------------------------------------------------------
                  Electric Utilities - 0.0%       300,498  Endesa Costanera SA (b)                                     238,691
                  ------------------------------------------------------------------------------------------------------------
                  Metals & Mining - 4.3%          402,000  Tenaris SA (a)(f)                                        14,757,420
                                                   82,000  Ternium SA (a)(b)                                         2,067,220
                                                                                                                 -------------
                                                                                                                    16,824,640
                  ------------------------------------------------------------------------------------------------------------
                                                           Total Common Stocks in Argentina                         17,768,856
------------------------------------------------------------------------------------------------------------------------------
Brazil - 60.1%    Airlines - 2.5%                 117,800  Gol - Linhas Aereas Inteligentes SA (a)(f)                4,112,398
                                                  186,000  Tam SA (Preference Shares) (a)(b)(f)                      5,784,600
                                                                                                                 -------------
                                                                                                                     9,896,998
                  ------------------------------------------------------------------------------------------------------------
                  Apparel, Accessories &       12,284,085  Empresa Nacional de Comercio Redito e Participacoes
                  Luxury Goods - 0.0%                      SA (Preference Shares)                                       89,119
                  ------------------------------------------------------------------------------------------------------------
                  Automobiles - 0.1%               26,000  Localiza Rent A Car SA                                      543,852
                  ------------------------------------------------------------------------------------------------------------
                  Banks - 10.7%                   728,000  Banco Bradesco SA (a)(f)                                 23,820,160
                                                  300,000  Banco Itau Holding Financeira SA (a)(f)                   9,132,000
                                                  125,000  Uniao de Bancos Brasileiros SA (a)                        9,043,750
                                                                                                                 -------------
                                                                                                                    41,995,910
                  ------------------------------------------------------------------------------------------------------------
                  Beverages - 3.7%                 30,000  Cia de Bebidas das Americas (a)                           1,176,000
                                                  297,000  Cia de Bebidas das Americas (Preference Shares) (a)
                                                           (f)                                                      13,323,420
                                                                                                                 -------------
                                                                                                                    14,499,420
                  ------------------------------------------------------------------------------------------------------------
                  Building Products - 0.3%        114,000  Duratex SA (Preference Shares)                            1,147,203
                  ------------------------------------------------------------------------------------------------------------
                  Cosmetics &                     380,000  Natura Cosmeticos SA                                      4,748,888
                  Toiletries - 1.2%
                  ------------------------------------------------------------------------------------------------------------
                  Diversified Consumer             39,000  Guararapes Confeccoes SA                                  1,496,841
                  Services - 0.4%
                  ------------------------------------------------------------------------------------------------------------
                  Diversified                     225,000  Tele Norte Leste Participacoes SA                         5,676,340
                  Telecommunication
                  Services - 1.5%
                  ------------------------------------------------------------------------------------------------------------
                  Electric Utilities - 2.8%    45,800,000  AES Tiete SA (Preference Shares)                          1,196,181
                                                   55,000  CPFL Energia SA (a)                                       2,136,750
                                              285,300,000  Cia Energetica de Sao Paulo (b)                           2,557,217
                                                  100,000  EDP - Energias do Brasil SA                               1,268,430
                                                  171,000  Equatorial Energia SA (b)                                 1,252,586
                                                  301,000  Tractebel Energia SA                                      2,719,073
                                                                                                                 -------------
                                                                                                                    11,130,237
                  ------------------------------------------------------------------------------------------------------------
                  Food Products - 0.3%             19,500  Cosan SA Industria e Comercio (b)                         1,031,360
                                                       11  Perdigao SA                                                     116
                                                                                                                 -------------
                                                                                                                     1,031,476
                  ------------------------------------------------------------------------------------------------------------
                  Industrial                      716,000  Marcopolo SA                                              1,390,779
                  Materials - 0.4%
                  ------------------------------------------------------------------------------------------------------------
                  Insurance - 1.0%                175,000  Porto Seguro SA                                           3,726,890
                  ------------------------------------------------------------------------------------------------------------
                  Machinery - 0.7%                126,000  Iochpe Maxion SA (Preference Shares)                      1,020,267
                                                  395,000  Weg SA (Preference Shares)                                1,682,425
                                                                                                                 -------------
                                                                                                                     2,702,692
                  ------------------------------------------------------------------------------------------------------------
                  Media - 0.4%                    105,000  Vivax SA (b)                                              1,616,897
                  ------------------------------------------------------------------------------------------------------------
                  Medical Services - 0.4%          87,000  Diagnosticos da America SA (b)                            1,673,625
                  ------------------------------------------------------------------------------------------------------------
                  Metals & Mining - 10.3%          67,000  Bradespar SA (Preference Shares)                          2,376,752
                                                1,468,000  Companhia Vale do Rio Doce (Preference 'A' Shares)
                                                           (a)(f)                                                   26,424,000
                                                  114,000  Lupatech SA (b)                                           1,179,218
                                                  335,000  Usinas Siderurgicas de Minas Gerais SA (Preference
                                                           'A' Shares)                                              10,539,995
                                                                                                                 -------------
                                                                                                                    40,519,965
                  ------------------------------------------------------------------------------------------------------------

BlackRock Latin America Fund, Inc.
Consolidated Schedule of Investments as of August 31, 2006     (in U.S. dollars)

                                                   Shares
Country           Industry                           Held  Common Stocks                                             Value
------------------------------------------------------------------------------------------------------------------------------
                  Multiline Retail - 1.8%      62,535,946  Lojas Americanas SA (Preference Shares)               $   2,780,676
                                                   74,000  Lojas Renner SA                                           4,419,219
                                                                                                                 -------------
                                                                                                                     7,199,895
                  ------------------------------------------------------------------------------------------------------------
                  Oil & Gas - 14.2%               690,000  Petroleo Brasileiro SA (a)(f)                            55,627,800
                  ------------------------------------------------------------------------------------------------------------
                  Paper - 1.2%                    237,000  Suzano Bahia Sul Papel e Celulose SA                      1,447,625
                                                  195,000  Votorantim Celulose e Papel SA (a)                        3,145,350
                                                                                                                 -------------
                                                                                                                     4,592,975
                  ------------------------------------------------------------------------------------------------------------
                  Public                          327,000  Cia de Concessoes Rodoviarias                             3,197,299
                  Thoroughfares - 1.2%            124,000  Obrascon Huarte Lain Brasil SA (b)                        1,410,344
                                                                                                                 -------------
                                                                                                                     4,607,643
                  ------------------------------------------------------------------------------------------------------------
                  Pulp - 0.5%                      40,500  Aracruz Celulose SA (a)                                   2,103,165
                  ------------------------------------------------------------------------------------------------------------
                  Real Estate - 1.8%              289,000  Cyrela Brazil Realty SA                                   5,113,129
                                                  136,000  Gafisa SA (b)                                             1,782,354
                                                                                                                 -------------
                                                                                                                     6,895,483
                  ------------------------------------------------------------------------------------------------------------
                  Software - 0.4%                 244,120  Datasul (b)                                               1,736,777
                  ------------------------------------------------------------------------------------------------------------
                  Transportation - 1.7%            78,000  All America Latina Logistica SA                           6,571,131
                  ------------------------------------------------------------------------------------------------------------
                  Water - 0.4%                    173,000  Companhia de Saneamento de Minas Gerais                   1,619,471
                  ------------------------------------------------------------------------------------------------------------
                  Wireless                    155,000,000  Tim Participacoes SA                                        587,643
                  Telecommunication
                  Services - 0.2%
                  ------------------------------------------------------------------------------------------------------------
                                                           Total Common Stocks in Brazil                           235,429,115
------------------------------------------------------------------------------------------------------------------------------
Chile - 4.8%      Beverages - 0.1%                 36,000  Embotelladora Andina SA Class B (a)                         523,440
                  ------------------------------------------------------------------------------------------------------------
                  Commercial Banks - 0.5%          42,500  Banco Santander Chile SA (a)                              1,851,300
                  ------------------------------------------------------------------------------------------------------------
                  Electric Utilities - 1.7%       156,000  Empresa Nacional de Electricidad SA (a)                   4,466,280
                                                  174,000  Enersis SA (a)                                            2,150,640
                                                                                                                 -------------
                                                                                                                     6,616,920
                  ------------------------------------------------------------------------------------------------------------
                  Food & Staples                1,461,000  Centros Comerciales Sudamericanos SA                      3,716,401
                  Retailing - 1.2%              1,236,000  Ripley Corp. SA                                           1,141,838
                                                                                                                 -------------
                                                                                                                     4,858,239
                  ------------------------------------------------------------------------------------------------------------
                  Paper - 0.4%                    176,000  Masisa SA (Preference Shares) (a)                         1,400,960
                  ------------------------------------------------------------------------------------------------------------
                  Water - 0.9%                     41,000  Inversiones Aguas Metropolitanas SA                          45,543
                                                  152,000  Inversiones Aguas Metropolitanas SA (a)                   3,376,847
                                                                                                                 -------------
                                                                                                                     3,422,390
                  ------------------------------------------------------------------------------------------------------------
                                                           Total Common Stocks in Chile                             18,673,249
------------------------------------------------------------------------------------------------------------------------------
Colombia - 0.5%   Banks - 0.5%                     64,000  BanColombia SA (a)                                        1,862,400
                  ------------------------------------------------------------------------------------------------------------
                                                           Total Common Stocks in Colombia                           1,862,400
------------------------------------------------------------------------------------------------------------------------------
Mexico - 28.2%    Airports - 0.9%                 105,000  Grupo Aeroportuario del Pacifico, SA de CV (a)(f)         3,564,750
                  ------------------------------------------------------------------------------------------------------------
                  Banks - 0.6%                    773,000  Grupo Financiero Banorte, SA de CV 'O'                    2,262,664
                  ------------------------------------------------------------------------------------------------------------
                  Beverages - 2.0%                 83,000  Fomento Economico Mexicano, SA de CV (a)                  7,795,360
                  ------------------------------------------------------------------------------------------------------------
                  Broadcasting & Cable            341,000  Grupo Televisa, SA (a)                                    6,492,640
                  TV - 1.6%
                  ------------------------------------------------------------------------------------------------------------
                  Building - Home               2,531,000  Corporacion GEO, SA de CV Series B (b)                   10,205,879
                  Builders - 2.6%
                  ------------------------------------------------------------------------------------------------------------
                  Construction &                  761,000  Empresas ICA Sociedad Controladora, SA de CV (b)          2,580,429
                  Engineering - 0.7%
                  ------------------------------------------------------------------------------------------------------------
                  Construction                    600,000  Cemex, SA de CV (a)(b)(f)                                17,334,000
                  Materials - 4.4%
                  ------------------------------------------------------------------------------------------------------------
                  Diversified                     515,000  Axtel, SA de CV (b)                                       1,026,531
                  Telecommunication
                  Services - 0.3%
                  ------------------------------------------------------------------------------------------------------------
                  Food & Staples                  413,000  Alsea SA                                                  1,650,221
                  Retailing - 0.4%
                  ------------------------------------------------------------------------------------------------------------
                  Household Products - 0.6%       596,000  Kimberly-Clark de Mexico, SA de CV                        2,244,883
                  ------------------------------------------------------------------------------------------------------------
                  Metals & Mining - 0.5%          662,000  Grupo Mexico, SA de CV                                    2,111,872
                  ------------------------------------------------------------------------------------------------------------

BlackRock Latin America Fund, Inc.
Consolidated Schedule of Investments as of August 31, 2006     (in U.S. dollars)

                                                   Shares
Country           Industry                           Held  Common Stocks                                             Value
------------------------------------------------------------------------------------------------------------------------------
                  Multiline Retail - 3.9%         677,000  Controladora Comercial Mexicana, SA de CV             $   1,271,886
                                                4,137,000  Wal-Mart de Mexico, SA de CV                             14,103,732
                                                                                                                 -------------
                                                                                                                    15,375,618
                  ------------------------------------------------------------------------------------------------------------
                  Wireless                      1,020,000  America Movil, SA de CV (a)                              38,056,200
                  Telecommunication
                  Services - 9.7%
                  ------------------------------------------------------------------------------------------------------------
                                                           Total Common Stocks in Mexico                           110,701,047
------------------------------------------------------------------------------------------------------------------------------
Panama - 0.4%     Airlines - 0.4%                  56,000  Copa Holdings SA Class A                                  1,641,920
                  ------------------------------------------------------------------------------------------------------------
                                                           Total Common Stocks in Panama                             1,641,920
------------------------------------------------------------------------------------------------------------------------------
Venezuela - 0.0%  Metals & Mining - 0.0%           27,350  International Briquettes Holding (b)                              0
                  ------------------------------------------------------------------------------------------------------------
                                                           Total Common Stocks in Venezuela                                  0
------------------------------------------------------------------------------------------------------------------------------
                                                           Total Common Stocks
                                                           (Cost - $277,765,884) - 98.5%                           386,076,587
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
                                                           Mutual Funds
------------------------------------------------------------------------------------------------------------------------------
United                                            589,700  Merrill Lynch Latin American Investment Trust Plc
Kingdom - 0.9%                                             (c)                                                       3,538,963
------------------------------------------------------------------------------------------------------------------------------
                                                           Total Mutual Funds (Cost - $3,874,149) - 0.9%             3,538,963
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
                                               Beneficial
                                                 Interest  Short-Term Securities
------------------------------------------------------------------------------------------------------------------------------
                                              $ 2,460,232  Merrill Lynch Liquidity Series, LLC
                                                           Cash Sweep Series I, 5.11% (c)(d)                         2,460,232
                                               68,090,700  Merrill Lynch Liquidity Series, LLC
                                                           Money Market Series, 5.33% (c)(d)(e)                     68,090,700
------------------------------------------------------------------------------------------------------------------------------
                                                           Total Short-Term Securities
                                                           (Cost - $70,550,932) - 18.0%                             70,550,932
------------------------------------------------------------------------------------------------------------------------------
                                                           Total Investments
                                                           (Cost - $352,190,965*) - 117.4%                         460,166,482

                                                           Liabilities in Excess of Other Assets - (17.4%)         (68,145,317)
                                                                                                                 -------------
                                                           Net Assets - 100.0%                                   $ 392,021,165
                                                                                                                 =============

* The cost and unrealized appreciation (depreciation) of investments as of August 31, 2006, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                              $ 352,437,529
                                                                  =============
      Gross unrealized appreciation                               $ 111,242,353
      Gross unrealized depreciation                                  (3,513,400)
                                                                  -------------
      Net unrealized appreciation                                 $ 107,728,953
                                                                  =============

(a)   Depositary receipts.
(b)   Non-income producing security.
(c) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------------------------------------
      Affiliate                                                     Net Activity      Dividend/Interest Income
      --------------------------------------------------------------------------------------------------------
      Merrill Lynch Latin American Investment Trust Plc                  589,700              $     767
      Merrill Lynch Liquidity Series, LLC Cash Sweep Series I       $ (2,500,910)             $ 128,520
      Merrill Lynch Liquidity Series, LLC Money Market Series       $ 68,090,700              $  23,662
      --------------------------------------------------------------------------------------------------------

(d)   Represents the current yield as of August 31, 2006.
(e)   Security was purchased with the cash proceeds from securities loans.
(f)   Security, or a portion of security, is on loan.
o For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Latin America Fund, Inc.


By: /s/ Robert C. Doll, Jr.
    -------------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    BlackRock Latin America Fund, Inc.

Date: October 19, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    -------------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    BlackRock Latin America Fund, Inc.

Date: October 19, 2006


By: /s/ Donald C. Burke
    -------------------------------
    Donald C. Burke
    Chief Financial Officer
    BlackRock Latin America Fund, Inc.

Date: October 19, 2006